Guardian Capital Dividend Growth Fund
Schedule of Investments
June 30, 2024 - (Unaudited)
1
Common Stocks — 99.41% Shares Fair Value
Canada — 4.20%
Energy — 0.93%
Canadian Natural Resources Ltd. 6,816 $ 242,650
Financials — 3.27%
Royal Bank of Canada
(a)
7,987 850,240
Total Canada 1,092,890
Denmark — 3.86%
Health Care — 3.86%
Novo Nordisk A/S - ADR 7,020 1,002,035
Total Denmark 1,002,035
France — 10.20%
Consumer Discretionary — 1.26%
LVMH Moet Hennessy Louis Vuitton S.A. - ADR 2,131 326,789
Energy — 3.19%
TotalEnergies S.E. - ADR 12,452 830,299
Financials — 2.53%
AXA S.A. 20,091 657,935
Health Care — 0.71%
Sanofi - ADR 3,830 185,832
Industrials — 2.51%
Schneider Electric S.E. - ADR 13,574 653,452
Total France 2,654,307
Germany — 3.03%
Financials — 3.03%
Allianz S.E. 2,843 790,314
Total Germany 790,314
India — 1.04%
Financials — 1.04%
ICICI Bank Ltd. - ADR 9,419 271,361
Total India 271,361
Ireland — 2.76%
Technology — 2.76%
Accenture PLC, Class A 2,372 719,689
Total Ireland 719,689
Netherlands — 7.69%
Technology — 7.69%
ASML Holding N.V. 1,089 1,113,753
Wolters Kluwer N.V. - ADR 5,350 887,030
Total Netherlands 2,000,783

Guardian Capital Dividend Growth Fund
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
2
Common Stocks — 99.41%(continued) Shares Fair Value
Switzerland — 2.65%
Consumer Staples — 2.65%
Nestle S.A. - ADR 6,742 $ 690 ,718
Total Switzerland 690,718
United Kingdom — 3.67%
Consumer Staples — 1.01%
Unilever PLC - ADR 4,784 263,072
Health Care — 2.66%
AstraZeneca PLC - ADR 8,878 692,395
Total United Kingdom 955,467
United States — 60.31%
Communications — 2.03%
Alphabet, Inc., Class A 2,904 528,964
Consumer Discretionary — 3.67%
Home Depot, Inc. (The) 1,502 517,048
McDonald's Corp. 1,727 440,109
957,157
Consumer Staples — 6.62%
Costco Wholesale Corp. 1,581 1,343,834
Procter & Gamble Co. (The) 2,292 377,997
1,721,831
Energy — 7.54%
EOG Resources, Inc. 1,734 218,259
Shell PLC - ADR 10,651 768,789
Williams Cos., Inc. (The) 22,943 975,077
1,962,125
Financials — 1.93%
Hartford Financial Services Group, Inc. (The) 4,993 501,996
Health Care — 7.01%
AbbVie, Inc. 2,491 427,256
Amgen, Inc. 773 241,524
Johnson & Johnson 4,031 589,171
UnitedHealth Group, Inc. 1,114 567,316
1,825,267
Industrials — 7.30%
Illinois Tool Works, Inc. 778 184,355
Republic Services, Inc. 4,113 799,321
W.W. Grainger, Inc. 293 264,356
Waste Management, Inc. 3,061 653,034
1,901,066
Materials — 1.57%
Air Products & Chemicals, Inc. 1,586 409,267
Real Estate — 1.53%
Equinix, Inc. 527 398,728

Guardian Capital Dividend Growth Fund
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
3
Common Stocks — 99.41%(continued) Shares Fair Value
United States — 60.31% (continued)
Technology — 20.16%
Apple, Inc. 7,575 $ 1,595,447
Broadcom, Inc. 857 1,375,939
MasterCard, Inc., Class A 1,326 584,978
Microsoft Corp. 3,779 1,689,024
5,245,388
Utilities — 0.95%
WEC Energy Group, Inc. 3,166 248,404
Total United States 15,700,193
Total  Common Stocks
  (Cost $16,364,245) 25,877,757
Money Market Funds - 0.60%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio,
Institutional Class, 5.14%
(b)
157,357 157,357
Total Money Market Funds
    (Cost $157,357) 157,357
Total Investments — 100.01%
    (Cost $16,521,602) 26,035,114
Liabilities in Excess of Other Assets  —  (0.01)% (3,003)
Net Assets — 100.00% $ 26,032,111
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of June 30, 2024.
ADR - American Depositary Receipt

Guardian Capital Fundamental Global Equity Fund
Schedule of Investments
June 30, 2024 - (Unaudited)
Common Stocks — 98.75% Shares Fair Value
China — 3.18%
Consumer Discretionary — 3.18%
Yum China Holdings, Inc. 92,046 $ 2,838,699
Total China 2,838,699
Denmark — 12.97%
Health Care — 8.26%
Coloplast A/S, Class B 15,218 1,828,425
Novo Nordisk A/S, Class B 38,379 5,542,691
7,371,116
Materials — 4.71%
Novozymes A/S, Class B 68,692 4,203,581
Total Denmark 11,574,697
France — 11.01%
Consumer Staples — 3.37%
L'Oréal S.A. 6,848 3,008,058
Health Care — 7.64%
EssilorLuxottica S.A. 31,687 6,829,592
Total France 9,837,650
Ireland — 4.49%
Technology — 4.49%
Accenture PLC, Class A 13,215 4,009,563
Total Ireland 4,009,563
Japan — 2.06%
Industrials — 2.06%
Keyence Corp. 4,200 1,841,968
Total Japan 1,841,968
Switzerland — 2.92%
Consumer Staples — 2.92%
Nestle S.A. 25,573 2,611,018
Total Switzerland 2,611,018
United Kingdom — 6.21%
Consumer Staples — 2.88%
Reckitt Benckiser Group PLC 47,451 2,568,485
Industrials — 3.33%
Intertek Group PLC
(a)
49,021 2,970,744
Total United Kingdom 5,539,229
United States — 55.91%
Communications — 13.71%
Alphabet, Inc., Class A 38,303 6,976,891

Guardian Capital Fundamental Global Equity Fund
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
Common Stocks — 98.75%(continued) Shares Fair Value
United States — 55.91% (continued)
Communications — 13.71% (continued)
Booking Holdings, Inc. 1,330 $ 5,268,795
12,245,686
Consumer Discretionary — 2.91%
Nike, Inc., Class B 34,460 2,597,250
Consumer Staples — 4.76%
Colgate-Palmolive Co. 43,829 4,253,167
Financials — 6.40%
CME Group, Inc. 29,081 5,717,325
Health Care — 8.57%
GRAIL, Inc.
(a)
2,487 38,223
Illumina, Inc.
(a)
14,921 1,557,454
UnitedHealth Group, Inc. 7,343 3,739,496
Waters Corp.
(a)
8,031 2,329,954
7,665,127
Technology — 19.56%
Automatic Data Processing, Inc. 12,580 3,002,720
MarketAxess Holdings, Inc. 17,648 3,538,953
MasterCard, Inc., Class A 11,659 5,143,485
Microsoft Corp. 8,706 3,891,147
Verisk Analytics, Inc. 7,059 1,902,753
17,479,058
Total United States 49,957,613
Total  Common Stocks
  (Cost $76,666,639) 88,210,437
Money Market Funds - 1.17%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio,
Institutional Class, 5.14%
(b)
1,043,714 1,043,714
Total Money Market Funds
    (Cost $1,043,714) 1,043,714
Total Investments — 99.92%
    (Cost $77,710,353) 89,254,151
Other Assets in Excess of Liabilities  —  0.08% 69,421
Net Assets — 100.00% $ 89,323,572
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of June 30, 2024.

Alta Quality Growth Fund
Schedule of Investments
June 30, 2024 - (Unaudited)
Common Stocks — 99.05% Shares Fair Value
Denmark — 1.04%
Health Care — 1.04%
Novo Nordisk A/S - ADR 4,630 $ 660,886
Total Denmark 660,886
Ireland — 6.25%
Health Care — 2.95%
ICON PLC
(a)
5,970 1,871,416
Technology — 3.30%
Accenture PLC, Class A 6,895 2,092,011
Total Ireland 3,963,427
United States — 91.76%
Communications — 12.71%
Alphabet, Inc., Class A 25,980 4,732,257
Booking Holdings, Inc. 515 2,040,173
VeriSign, Inc.
(a)
7,270 1,292,606
8,065,036
Consumer Discretionary — 15.92%
Amazon.com, Inc.
(a)
16,025 3,096,832
AutoZone, Inc.
(a)
345 1,022,615
Home Depot, Inc. (The) 6,209 2,137,386
Restaurant Brands International, Inc. 26,000 1,829,620
TJX Companies, Inc. (The) 18,279 2,012,517
10,098,970
Consumer Staples — 2.66%
Dollar General Corp. 12,780 1,689,899
Financials — 3.54%
Markel Corp.
(a)
1,425 2,245,316
Health Care — 10.17%
Thermo Fisher Scientific, Inc. 3,650 2,018,450
UnitedHealth Group, Inc. 4,903 2,496,902
Zoetis, Inc., Class A 11,170 1,936,431
6,451,783
Industrials — 5.07%
Amphenol Corp., Class A 29,460 1,984,721
RTX Corp. 12,265 1,231,283
3,216,004
Materials — 2.00%
Sherwin-Williams Co. (The) 4,255 1,269,820
Technology — 39.69%
Adobe Systems, Inc.
(a)
5,765 3,202,688
Apple, Inc. 20,188 4,251,997
Autodesk, Inc.
(a)
8,800 2,177,560
Broadridge Financial Solutions, Inc. 6,440 1,268,680

Alta Quality Growth Fund
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
Common Stocks — 99.05%(continued) Shares Fair Value
United States — 91.76% (continued)
Technology — 39.69% (continued)
Fiserv, Inc.
(a)
13,594 $ 2,026,050
Intuit, Inc. 2,460 1,616,737
MasterCard, Inc., Class A 4,600 2,029,336
Microsoft Corp. 10,280 4,594,645
S&P Global, Inc. 3,565 1,589,990
Visa, Inc., Class A 5,630 1,477,706
Zebra Technologies Corp., Class A
(a)
3,040 939,147
25,174,536
Total United States 58,211,364
Total Common Stocks/Investments — 99.05%
    (Cost $44,067,078) 62,835,677
Other Assets in Excess of Liabilities  —  0.95% 605,805
Net Assets — 100.00% $ 63,441,482
(a) Non-income producing security.
ADR - American Depositary Receipt